Operating segments - Additional Information (Detail) - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Disclosure of operating segments [line items]
Non-current assets	$ 35,335	$ 41,374
Canada
Disclosure of operating segments [line items]
Non-current assets	34,006
Ireland
Disclosure of operating segments [line items]
Non-current assets	$ 1,329